Stock-Based Compensation Expense in Future for Outstanding Awards (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
2017	$ 11,492
2018	7,547
2019	1,879
Total	$ 20,918